Operating Revenue by Geographic Location	12 Months Ended
Dec. 31, 2011
Operating Revenue by Geographic Location
Operating Revenue by Geographic Location

18.    Operating Revenue by Geographic Location

        Operating revenue by geographic location for the years ended December 31, was as follows (in thousands):

Continent	2011	2010	2009
Australia—Asia	$329,300	$258,995	$231,290
Europe	138,801	100,682	88,221

Total Revenue	$468,101	$359,677	$319,511